Other Financial Assets - Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Contemporary Amperex Technology Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 163,986	¥ 181,366
GM Cruise Holdings LLC [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	65,802	115,556
Stanley Electric Co., Ltd. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	47,110	49,051
Mitsubishi UFJ Financial Group, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	22,580	12,296
Tokio Marine Holdings, Inc. [member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		8,349
Chubb Limited [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income		¥ 7,998
Renesas Electronics Corporation [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	47,139
GS Yuasa Corporation [Member]
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Financial assets measured at fair value through other comprehensive income	¥ 15,464